Associates and Joint Ventures - Disclosure of Statement of Financial Position and Income Statement of Joint Ventures (Details) € in Millions, £ in Millions				7 Months Ended	12 Months Ended
	Dec. 31, 2021 EUR (€)	Jun. 01, 2021 EUR (€)	May 07, 2020	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 EUR (€)
Disclosure of joint ventures [line items]
Non current assets	€ 84,284.0			€ 84,284.0	€ 84,284.0	€ 71,396.0
Current assets	24,929.0			24,929.0	24,929.0	33,655.0
Cash and cash equivalents	8,580.0			8,580.0	8,580.0	5,604.0	€ 6,042.0		€ 5,692.0
Total allocated assets	109,213.0			109,213.0	109,213.0	105,051.0
NON-CURRENT LIABILITIES	55,034.0			55,034.0	55,034.0	58,674.0
Non current financial liabilities	35,290.0			35,290.0	35,290.0	42,297.0
Non-current lease liabilities	6,391.0			6,391.0	6,391.0	4,039.0
Other non current liabilities	1,356.0			1,356.0	1,356.0	1,109.0
CURRENT LIABILITIES	25,495.0			25,495.0	25,495.0	28,117.0
Current financial liabilities	7,005.0			7,005.0	7,005.0	8,123.0
Current lease liabilities	1,679.0			1,679.0	1,679.0	1,255.0
Other current liabilities	1,338.0			1,338.0	1,338.0	1,286.0
Equity	28,684.0			28,684.0	28,684.0	18,260.0	25,450.0		€ 26,980.0
Investments accounted for by the equity method	12,526.0			12,526.0	12,526.0	330.0
Revenues					39,277.0	43,076.0	48,422.0
Other operating income					12,673.0	1,587.0	2,842.0
Other expenses					(10,976.0)	(12,871.0)	(14,444.0)
Depreciation and amortization					(8,397.0)	(9,359.0)	(10,582.0)
OPERATING INCOME					13,586.0	4,139.0	4,537.0
Finance income					614.0	677.0	842.0
Finance costs					(2,028.0)	(2,417.0)	(2,795.0)
Exchange rate differences and change in fair value of derivatives					(0.2)	(26.0)
PROFIT BEFORE TAX					12,095.0	2,583.0	2,718.0
Corporate income tax					(1,378.0)	(626.0)	(1,054.0)
PROFIT FOR THE YEAR					10,717.0	1,957.0	1,664.0
Share of (loss) income of investments accounted for by the equity method					(132.0)	(3.0)	1.0
Other comprehensive income (100% VMED O2 UK)					4,557.0	(7,305.0)	(369.0)
Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Equity | £								£ 9
50% Telefónica Group		€ 12,012.0
VMED O2 UK Ltd
Disclosure of joint ventures [line items]
Non current assets	48,779.0			48,779.0	48,779.0
Current assets	3,554.0			3,554.0	3,554.0
Cash and cash equivalents	415.0			415.0	415.0
Total allocated assets	52,333.0			52,333.0	52,333.0
NON-CURRENT LIABILITIES	20,593.0			20,593.0	20,593.0
Non current financial liabilities	19,185.0			19,185.0	19,185.0
Non-current lease liabilities	885.0			885.0	885.0
Other non current liabilities	523.0			523.0	523.0
CURRENT LIABILITIES	7,605.0			7,605.0	7,605.0
Current financial liabilities	2,841.0			2,841.0	2,841.0
Current lease liabilities	219.0			219.0	219.0
Other current liabilities	4,545.0			4,545.0	4,545.0
Total allocated liabilities	28,198.0			28,198.0	28,198.0
Equity	24,135.0			24,135.0	24,135.0
50% Telefónica Group	12,068.0			12,068.0	12,068.0
Acquisition costs					61.0
Investments accounted for by the equity method	€ 12,129.0			12,129.0	12,129.0	0.0
Revenues				7,223.0
Other operating income				290.0
Other expenses				(5,063.0)
OIBDA				2,450.0
Depreciation and amortization				(2,395.0)
OPERATING INCOME				55.0
Finance income				27.0
Finance costs				(504.0)
Exchange rate differences and change in fair value of derivatives				122.0
PROFIT BEFORE TAX				(300.0)
Corporate income tax				65.0
PROFIT FOR THE YEAR				(235.0)
50% attributable to Telefónica Group				(117.0)
Share-based compensation				14.0
Share of (loss) income of investments accounted for by the equity method				(103.0)	€ (103.0)	€ 0.0	€ 0.0
Other comprehensive income (100% VMED O2 UK)				€ 68.0
Equity of joint venture (in percentage)	100.00%			100.00%	100.00%			100.00%
Proportion of ownership interest in joint venture (as a percent)	50.00%			50.00%	50.00%
VMED O2 UK Ltd | Telefónica O2 Holdings Ltd. Holding company
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (as a percent)		50.00%	50.00%	50.00%